UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Asset Management Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Roger Machlis

Chief Legal Officer

Emidio Morizio

Chief Compliance Officer

Michael A. Pignataro

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2010
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2010 (unaudited)

July 28, 2010

Dear Shareholder:

Performance Summary

1/1/10 – 06/30/10

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	3.79%
Total Return (based on market value)[1]	8.41%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	4.71%

Market Review: A positive period overall

The six-month period ended June 30, 2010 was a positive one for the high yield bond market. The BofA Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, returned 4.71% for the period, with positive returns in 5 of the 6 months (May 2010 as the exception). High yield spreads widened 74 basis points versus the Treasury market to end the period at +714 basis points, while high yield bond yields ended the period at 9.03%.

From a quality point-of-view, BB-rated and CCC-rated securities outperformed the Index, returning 5.6% and 5.0%, respectively. In contrast, B-rated securities had positive returns for the period, but underperformed the Index with returns of 3.5%. The insurance, financials and airlines sectors led the Index, while technology, utilities, and food & drug retail lagged during the period.

High yield default rates rose throughout much of last year, peaking at 13.48% in November 2009. Since then, the global default rate, as measured by Moody's, has declined steadily to 6.1%, and is expected to decline further over the balance of the year. Additionally, according to JPMorgan, the pace of corporate high yield defaults is continuing to slow, with only two companies defaulting or missing coupons in June — bringing the year to date total to 22. The percentage of securities considered "distressed" (defined as those trading at spreads of more than 1,000 basis points over Treasuries), fell steadily throughout most of the period, but rose slightly toward the end of the period. Though the percentage of distressed securities was 13.83% at the end of June, this number was still down from 2009's year-end of 17.9% — and down significantly from the all-time high of 83.6% in November 2008.

Following the record high calendar year bond issuance of $180.7 billion set in 2009, JP Morgan is reporting that new issue volume for this six-month period was $125 billion. New issuance activity occurred mostly in the first quarter of 2010, with latter parts of the period showing a significant slowdown. High-yield mutual funds saw volatile fund flows during the period, and ended with inflows of approximately $150 million as reported by Lipper.

Strategic Review and Outlook: We remain cautious going forward

For the semiannual period ended June 30, 2010, the Fund underperformed its benchmark on an NAV basis, but outperformed it on a market price basis. Superior security selection in the media-broadcast, building & construction, specialty retail and chemical sectors contributed positively to returns. On the other hand, security selection in electric-generation and an overweight position in the oil field equipment sector detracted from returns.

Portfolio construction remains selective as we focus on securities that offer solid relative value versus their peers. We continue to take advantage of opportunities in the new issuance market at attractive yields, especially in more senior bonds. Portfolio exposures reflect our positive view on the technology, cable, and broadcast sectors, as well as growing comfort with some of the more cyclical chemical and paper companies. In contrast, we remain cautious with respect to consumer-driven industries, and have sought to limit exposures to those sectors.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2010 (unaudited)

The reopening of both debt and equity capital markets has made capital available to a broad range of companies, allowing many below-investment-grade issuers to refinance and extend debt maturities. The improved liquidity, combined with a stabilizing fundamental backdrop, has significantly decreased expectations for upcoming defaults. Moody's is currently forecasting that the June 2011 global default rate will decline from its current rate of 6.1% to 1.8%. In addition, 2010 recovery rates (the price at which a defaulted security is trading one month post default) have risen back to near historical averages compared to 2009 figures. Given this environment of declining defaults and a stabilizing economy, the high yield market has rallied significantly from its 2009 lows. However, given the overhang of sovereign default risk and likely regulatory changes for the U.S. financial services sector, we remain cautious and anticipate further volatility in the near future.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

*  Thomas J. Flannery is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc.

**  John Popp is a Managing Director of Credit Suisse. He is the Group Manager and Senior Portfolio Manager for Performing Credit Strategies. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2010 (unaudited)

Top Ten Holdings

(% of net assets as of 06/30/10)

Security Description

1.	HCA, Inc. 9.250% 11/15/16	1.42%
2.	Ford Motor Credit Co., LLC 8.000% 12/15/16	1.05%
3.	Texas Competitive Electric Holdings Co., LLC Series A 10.250% 11/01/15	1.02%
4.	Ford Motor Credit Co., LLC, 7.000% 10/01/13	1.01%
5.	Sprint Nextel Corp. 6.000% 12/01/16	1.01%
6.	Block Communications, Inc. 8.250% 12/15/15	1.01%
7.	Intelsat Corp., 9.250% 08/15/14	0.99%
8.	CCO Holdings Capital Corp. 8.125% 04/30/20	0.86%
9.	Nextel Communications, Inc. 5.950% 03/15/14	0.82%
10.	Greektown Superholdings, Inc. 13.000% 07/01/15	0.80%

Credit Quality Breakdown*

(% of total investments as of 06/30/10)

S&P Ratings
BBB	1.0%
BB	23.0
B	50.0
CCC	17.2
CC	0.3
C	0.5
D	0.6
NR	5.4
Subtotal	98.0
Equities and Other	2.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Asset Management Income Fund, Inc.

Average Annual Returns

June 30, 2010 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	27.22%	4.90%	6.96%	4.63%
Market Value	34.19%	5.05%	5.22%	5.05%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.76%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (86.0%)
Aerospace & Defense (1.0%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25) §	(BB, Ba3)	07/01/18	8.500	$842,000
975	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25) §	(CCC-, Caa3)	04/01/15	8.500	786,094
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88) §	(CCC-, Ca)	04/01/17	9.750	108,937
					1,737,031
Auto Loans (2.0%)
1,725	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes §	(B-, Ba3)	10/01/13	7.000	1,760,178
1,775	Ford Motor Credit Co., LLC, Senior Unsecured Notes §	(B-, Ba3)	12/15/16	8.000	1,817,364
					3,577,542
Auto Parts & Equipment (2.2%)
300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63) ‡§	(B, B1)	01/15/17	9.250	310,500
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC, Caa2)	03/01/17	7.875	436,250
800	American Tire Distributors, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $107.31) ‡§	(CCC+, B2)	06/01/17	9.750	806,000
675	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31) §	(CCC, Caa2)	03/15/18	10.625	718,875
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	732,000
737	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	760,952
150	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88) §	(B+, B1)	05/15/16	10.500	163,875
					3,928,452
Banks (3.1%)
1,175	Ally Financial, Inc., Global Company Guaranteed Notes §	(B, B3)	03/02/11	7.250	1,199,969
474	Ally Financial, Inc., Global Company Guaranteed Notes §	(B, B3)	04/01/11	6.000	476,370
78	Ally Financial, Inc., Global Subordinated Notes §	(CCC+, B3)	12/31/18	8.000	72,540
1,200	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes ‡	(B, B3)	02/12/15	8.300	1,218,000
475	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes ‡	(B, B3)	03/15/20	8.000	465,500
142	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00) §	(B+, B3)	05/01/13	7.000	136,280
212	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/14	7.000	201,236
537	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00) §	(B+, B3)	05/01/15	7.000	498,425
354	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/16	7.000	324,774
496	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/17	7.000	448,488
450	Provident Funding Associates Rule 144A, Senior Secured Notes ‡	(B+, Ba3)	04/15/17	10.250	456,750
					5,498,332
Beverages (0.4%)
225	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	12/15/14	8.375	240,750
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	532,219
					772,969
Building & Construction (0.6%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	273,780
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes §	(CCC-, Caa2)	01/15/16	6.250	352,500
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	181,250
350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	292,250
					1,099,780
Building Materials (2.1%)
850	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88) §	(CCC, Caa2)	03/01/14	11.250	871,250
975	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	975,000
300	Dayton Superior Corp., Company Guaranteed Notes ø^	(D, NR)	06/15/09	13.000	0
1,050	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69) §	(B+, B2)	11/01/14	11.375	1,065,750
114	Norcraft Capital Corp., Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	108,442
675	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25) ‡	(B-, B2)	12/15/15	10.500	698,625
					3,719,067

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Chemicals (2.0%)
$450	CF Industries, Inc., Company Guaranteed Notes §	(BB+, B1)	05/01/20	7.125	$462,375
300	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00) ‡	(BB, Ba3)	11/01/17	8.000	309,750
425	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88) §	(CCC-, Caa2)	12/01/14	9.750	403,750
437	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25) §	(CCC-, B3)	06/15/14	12.500	478,515
150	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)	(B, B2)	11/15/13	8.875	154,500
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	216,501
800	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	816,000
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(CCC+, Caa2)	08/15/14	9.000	663,750
					3,505,141
Computer Hardware (0.5%)
1,000	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	955,000
Consumer Products (1.0%)
650	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00) ‡§	(CCC, Caa2)	10/01/12	10.250	646,750
250	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13) ‡	(B+, B3)	04/01/18	8.250	253,125
850	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75) ‡	(B, B2)	06/15/18	9.500	877,625
					1,777,500
Consumer/Commercial/Lease Financing (0.9%)
1,150	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	09/15/15	8.625	1,092,500
500	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	03/15/17	8.750	475,000
100	International Lease Finance Corp., Series MTN, Senior Unsecured Notes §	(BB+, B1)	06/01/14	5.650	89,250
					1,656,750
Department Stores (0.3%)
500	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19) §	(CCC+, Caa2)	10/15/15	10.375	511,250
Diversified Capital Goods (2.9%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	242,812
575	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62) ‡	(B+, Ba2)	06/15/19	9.250	609,500
625	Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50) ‡	(B, B3)	02/15/18	9.000	600,000
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00) #‡	(B, B2)	12/15/13	4.412	529,000
875	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88) ‡	(B, B3)	04/15/15	9.750	870,625
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69) §	(B-, B3)	06/01/17	7.375	706,000
450	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	441,000
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	653,125
550	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88) ‡§	(B-, Caa1)	12/15/17	9.750	559,625
					5,211,687
Electric - Generation (4.1%)
100	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B3)	06/01/15	7.500	79,625
925	Dynegy Holdings, Inc., Global Senior Unsecured Notes §	(B-, B3)	05/01/16	8.375	736,531
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B2)	05/15/17	7.000	693,375
800	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B2)	05/15/19	7.200	496,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes §	(B-, B3)	10/01/21	8.500	1,122,000
268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	277,080
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69) §	(BB-, B1)	01/15/17	7.375	198,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	423,938
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25) §	(BB-, B1)	06/15/19	8.500	561,687
2,650	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13) §	(CCC, Caa2)	11/01/15	10.250	1,762,250
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13) §	(CCC, Caa2)	11/01/15	10.250	864,500
					7,215,486

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Integrated (1.0%)
$200	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	$216,000
1,000	The AES Corp., Global Senior Unsecured Notes §	(BB-, B1)	10/15/17	8.000	1,015,000
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	562,375
					1,793,375
Electronics (0.8%)
850	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06) ‡§	(B-, B2)	03/15/18	10.125	871,250
525	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC+, B2)	03/01/16	8.125	519,750
					1,391,000
Energy - Exploration & Production (3.5%)
475	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13) §	(B, B3)	11/01/16	8.250	461,938
175	Chesapeake Energy Corp., Company Guaranteed Notes §	(BB, Ba3)	12/15/18	7.250	181,563
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	515,375
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63) §	(B+, B1)	06/15/19	7.250	291,000
600	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50) ‡	(BB-, B2)	06/01/16	9.000	618,000
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19) §	(BB-, B2)	06/15/16	10.375	454,750
925	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	931,937
425	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	440,129
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	621,875
375	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	339,375
475	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(B-, Caa2)	12/15/14	6.750	406,125
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56) §	(BB-, B3)	06/01/17	7.125	486,937
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	461,250
					6,210,254
Environmental (0.6%)
925	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50) ‡	(B+, B2)	07/15/14	11.000	1,003,625
Food & Drug Retailers (0.8%)
350	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	357,875
650	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69) §	(CCC, Caa3)	12/15/15	9.375	534,625
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88) §	(B+, B3)	06/12/16	9.750	446,250
					1,338,750
Food - Wholesale (1.0%)
350	Michael Foods, Inc., Rule 144A, Senior Notes (Callable 07/15/14 @ 104.88) ‡	(B-, Caa1)	07/15/18	9.750	361,375
550	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63) ‡	(CCC+, Caa2)	04/01/15	9.250	563,750
950	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63) ‡	(B+, B3)	05/15/15	11.250	916,750
					1,841,875
Forestry & Paper (1.8%)
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	367,145
200	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(BB+, Ba2)	01/15/17	7.125	205,000
450	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13) ‡	(BB+, Ba2)	05/01/16	8.250	482,063
800	NewPage Corp., Global Secured Notes (Callable 05/01/11 @ $100.00) §	(CCC-, Caa2)	05/01/12	10.000	438,000
1,050	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00) §	(CCC+, B2)	12/31/14	11.375	958,125
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69) §	(CCC+, Caa1)	08/01/16	11.375	578,812
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56) §	(B, B2)	08/01/14	9.125	72,000
					3,101,145
Gaming (5.0%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ø‡	(NR, NR)	12/15/14	9.375	143,375
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00) ‡§	(CCC+, Caa3)	08/01/13	8.000	713,000
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(B, B2)	11/15/19	7.250	97,300
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B+, B2)	05/01/15	13.875	435,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Gaming
$375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ø‡	(NR, NR)	06/15/15	11.000	$3,281
1,300	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50) ‡	(NR, NR)	07/01/15	13.000	1,410,500
675	Harrah's Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	713,812
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes ø	(D, Ca)	11/15/10	12.000	232,750
900	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	841,500
625	Majestic Star Casino Capital Corp., Senior Secured Notes ø	(D, NR)	10/15/10	9.500	402,344
850	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ø‡	(D, NR)	11/15/15	8.500	133,875
425	MGM Mirage, Inc., Company Guaranteed Notes §	(CCC+, Caa1)	06/01/16	7.500	336,813
600	MGM Resorts International, Global Senior Secured Notes (Callable 05/15/13 @ $105.56)	(B, B1)	11/15/17	11.125	664,500
1,100	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	1,108,250
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, B3)	08/15/17	10.750	850,000
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ø	(NR, NR)	12/15/14	9.625	305
675	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56) ‡	(B+, B1)	09/15/14	9.125	676,687
					8,763,292
Gas Distribution (2.5%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/11 @ $102.42)	(NR, Ba3)	05/20/15	7.250	603,000
525	El Paso Corp., Senior Unsecured Notes §	(BB-, Ba3)	06/01/18	7.250	529,040
850	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes ‡	(NR, Ba3)	07/15/11	7.750	880,416
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13) §	(B+, B1)	03/01/16	8.250	534,187
200	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, B1)	12/15/14	6.875	198,000
350	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	355,250
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B2)	07/01/16	8.250	641,875
600	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	639,944
					4,381,712
Health Facilities (5.5%)
575	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94) §	(B, Caa1)	11/01/15	9.875	593,688
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00) §	(B-, B3)	10/15/17	10.000	378,000
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	380,625
725	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	749,469
2,325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,470,312
525	HCA, Inc., Global Senior Secured Notes (Callable 08/15/14 @ $103.94)	(BB, Ba3)	02/15/20	7.875	542,719
475	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	445,906
875	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	879,375
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	397,000
425	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba3)	04/01/14	7.000	426,063
500	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94) ‡	(CCC+, Caa1)	04/15/17	9.875	482,500
850	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.44) ‡§	(BB-, B1)	07/01/19	8.875	905,250
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00) #	(B+, B3)	06/01/15	4.134	232,375
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00) §	(B+, B3)	06/01/15	8.500	173,250
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13) §	(B-, Caa1)	07/15/15	10.250	696,861
					9,753,393
Health Services (1.8%)
825	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00) ‡§	(B, B3)	12/30/14	9.500	831,187
1,100	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	1,164,625
150	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	152,625
550	Service Corp. International, Senior Unsecured Notes §	(BB-, B1)	11/15/21	8.000	555,500
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)	(BB-, Ba3)	02/15/13	6.250	543,125
					3,247,062

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Hotels (0.5%)
$475	Felcor Lodging LP, Global Senior Secured Notes §	(NR, B2)	10/01/14	10.000	$498,750
425	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 05/15/13 @ $104.50) §	(BB+, Ba1)	05/15/17	9.000	456,875
					955,625
Household & Leisure Products (0.3%)
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)	(B-, Caa1)	01/15/13	8.500	552,750
Machinery (1.1%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31) §	(B, B3)	02/15/17	8.625	728,000
450	Cleaver-Brooks, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.13) ‡	(B, B2)	05/01/16	12.250	439,875
500	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31) ‡	(B+, B2)	09/01/14	10.625	530,625
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	232,500
					1,931,000
Media - Broadcast (2.0%)
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa2)	08/15/14	10.500	478,950
775	Clear Channel Communications, Inc., Senior Unsecured Notes §	(CCC-, Ca)	09/15/14	5.500	430,125
200	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94) ‡	(B, B2)	12/15/17	9.250	200,000
675	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94) ‡	(B, B2)	12/15/17	9.250	681,750
46	CMP Susquehanna Corp., Global Company Guranteed Notes	(NR, Ca)	05/15/14	3.272	13,800
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	543,125
463	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC, Caa2)	06/15/15	9.250	386,647
750	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44) ‡	(B-, B3)	04/15/17	8.875	757,500
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46) ø	(D, NR)	01/15/14	8.750	2,867
					3,494,764
Media - Cable (5.3%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	1,179,562
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	150,750
600	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/20	8.000	610,500
694	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	812,175
1,450	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/15 @ $104.06) ‡	(B, B2)	04/30/20	8.125	1,489,875
775	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47) ‡§	(B-, B3)	11/15/17	8.625	775,969
1,050	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	1,109,063
525	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	526,313
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	621,000
1,150	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03) ‡	(B-, B3)	07/15/18	9.375	1,150,000
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25) §	(B-, B3)	10/15/15	8.500	456,000
400	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56) §	(B-, B3)	08/15/19	9.125	388,000
					9,269,207
Media - Diversified (1.0%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13) ‡	(B, B1)	12/15/15	8.250	1,759,500
Media - Services (0.8%)
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75) §	(B-, Caa1)	05/01/16	11.500	493,875
675	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)	(B, B1)	04/15/14	7.375	646,313
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB, Ba2)	06/15/16	9.500	267,500
					1,407,688
Metals & Mining - Excluding Steel (1.5%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50) ø	(D, NR)	12/15/14	9.000	1,746
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) ø	(D, NR)	12/15/16	10.000	7,594

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$975	Consol Energy, Inc. Rule 144A, Senior Secured Notes (callable 04/01/15 @ $104.13) ‡	(BB, B1)	04/01/20	8.250	$1,021,312
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	688,393
1,152	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes #	(CCC+, B3)	05/15/15	5.373	892,562
					2,611,607
Oil Field Equipment & Services (3.3%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	504,000
900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88) ‡	(NR, B2)	02/15/15	7.750	873,000
650	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13) ‡§	(B, Caa2)	01/15/15	12.250	552,500
525	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75) ‡	(B, B3)	01/15/16	9.500	485,625
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00) §	(B+, Ba3)	09/01/17	8.000	223,750
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04) §	(B+, Ba3)	12/01/14	6.125	314,125
600	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19) §	(BB-, B1)	12/01/14	8.375	599,250
650	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13) ‡	(B, B3)	12/15/16	9.500	633,750
400	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56) ‡	(B+, B1)	04/01/18	9.125	382,000
825	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94) ‡	(B, B3)	03/15/18	9.875	812,625
400	Pride International, Inc., Senior Unsecured Notes §	(BBB-, Ba1)	06/15/19	8.500	417,000
					5,797,625
Oil Refining & Marketing (1.6%)
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75) ‡	(BB-, Ba3)	04/01/15	9.000	174,125
1,325	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16) ‡	(BB-, B3)	04/01/17	10.875	1,298,500
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88) §	(BB+, Ba1)	06/01/19	9.750	495,188
875	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) #‡	(BB-, B3)	06/15/14	10.750	791,875
					2,759,688
Packaging (1.8%)
765	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44) §	(CCC, Caa1)	09/15/14	8.875	740,137
175	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	174,563
225	BWAY Holding Co., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.00) ‡	(B-, B3)	06/15/18	10.000	235,688
800	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29) §	(CCC+, Caa1)	10/15/14	9.875	822,000
750	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13) ‡	(CCC+, Caa1)	01/01/17	8.250	742,500
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88) ‡	(BB-, B1)	10/15/16	7.750	491,250
					3,206,138
Pharmaceuticals (0.9%)
450	Mylan, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/15 @ $103.94) ‡§	(BB-, B1)	07/15/20	7.875	461,250
450	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44) ‡	(B+, B3)	04/15/17	10.875	441,000
374	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	381,729
230	Valeant Pharmaceuticals International, Global Company Guaranteed Notes (Callable 06/15/12 @ $104.19)	(BB-, Ba3)	06/15/16	8.375	261,050
					1,545,029
Printing & Publishing (1.5%)
875	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+, Caa2)	01/15/15	10.500	818,125
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31) §	(B-, Caa1)	12/01/13	7.875	482,500
1,215	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50) ø^	(NR, NR)	02/15/17	9.000	0
1,075	The Reader's Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00) #‡§	(B, B1)	02/15/17	9.500	1,077,687
235	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	243,813
					2,622,125

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Railroads (0.3%)
$500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00) §	(BB-, B2)	06/01/15	8.000	$517,500
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes #‡	(NR, NR)	08/15/13	4.000	896,875
Restaurants (0.3%)
475	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	478,563
Software/Services (2.2%)
400	SSI Co-Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/14 @ $105.56) ‡	(B-, Caa1)	06/01/18	11.125	408,000
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13) §	(B-, Caa1)	08/15/15	10.250	907,812
475	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38) ‡§	(BB-, Ba3)	10/15/14	12.750	533,188
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	759,500
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,273,656
					3,882,156
Specialty Retail (1.5%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	496,125
825	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(C, Caa3)	10/15/12	12.000	676,500
225	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	212,625
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	410,500
400	Susser Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/13 @ $104.25) ‡	(B+, B2)	05/15/16	8.500	402,000
400	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25) §	(B-, B3)	02/15/15	8.500	406,500
					2,604,250
Steel Producers/Products (1.1%)
700	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	661,500
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	822,000
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	461,938
					1,945,438
Support-Services (2.9%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50) ‡	(B+, B2)	08/15/16	9.000	738,750
225	DynCorp International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/14 @ 105.19) ‡	(B, B1)	07/01/17	10.375	226,688
550	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)	(B+, B1)	02/15/13	9.500	567,187
800	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19) ‡	(B, Caa1)	04/15/15	12.250	787,000
325	Sotheby's, Global Company Guaranteed Notes §	(B, B1)	06/15/15	7.750	326,625
450	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88) ‡	(BB-, B1)	10/15/17	7.750	455,625
400	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25) §	(CCC+, B3)	01/01/16	10.500	417,000
175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	176,313
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94) §	(CCC, Caa1)	09/01/16	11.875	786,625
400	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17) §	(CCC+, Caa1)	02/15/14	7.000	378,000
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44) §	(B, B3)	06/15/16	10.875	296,312
					5,156,125
Telecom - Integrated/Services (3.9%)
475	Frontier Communications Corp., Senior Unsecured Notes §	(BB, Ba2)	10/01/18	8.125	474,406
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	712,250
1,675	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	1,721,062
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00) #	(CCC, Caa1)	02/15/15	4.140	136,500
775	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00) ‡§	(CCC, Caa1)	02/01/18	10.000	689,750
425	New Communications Holdings, Inc. Rule 144A, Senior Notes ‡	(BB, Ba2)	04/15/20	8.500	428,188
725	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75) §	(CCC+, Caa1)	07/15/15	9.500	708,688
300	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00) ‡§	(B+, Ba3)	10/01/15	8.000	309,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services
$1,275	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	$1,284,562
425	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	430,313
					6,895,469
Telecom - Wireless (2.9%)
600	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69) §	(B-, B3)	11/01/14	9.375	612,000
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81) §	(B+, Ba2)	05/15/16	7.750	205,000
1,050	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81) ‡	(B, B1)	10/01/15	9.625	1,076,250
1,525	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	1,422,062
1,950	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	1,759,875
					5,075,187
Telecommunications Equipment (0.4%)
675	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	636,188
Theaters & Entertainment (1.0%)
1,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	1,040,063
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38) §	(B-, B1)	06/01/19	8.750	681,750
					1,721,813
TOTAL U.S. CORPORATE BONDS (Cost $155,493,924)					151,713,780
FOREIGN CORPORATE BONDS (8.4%)
Aerospace & Defense (0.5%)
775	Bombardier, Inc., Rule 144A, Senior Notes (Canada) ‡	(BB+, Ba2)	03/15/20	7.750	807,937
Chemicals (1.4%)
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany) #‡	(B-, B2)	09/15/13	2.537	1,113,750
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) (United Kingdom) ‡§	(B, B2)	05/15/15	9.000	401,000
1,300	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡§	(CCC, Caa3)	02/15/16	8.500	1,020,500
					2,535,250
Electronics (0.0%)
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands) §	(CCC+, C)	10/15/14	7.875	69,188
Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	481,250
Forestry & Paper (0.9%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada) ø	(NR, NR)	06/15/11	7.750	213,875
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) (Ireland) ‡	(BB, Ba2)	11/15/17	7.250	612,450
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	744,375
					1,570,700
Gaming (0.5%)
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75) (Luxembourg) ‡	(B, B2)	06/15/15	8.250	453,213
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88) (South Africa) ‡	(B, B3)	04/30/14	7.750	367,623
					820,836

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Media - Cable (0.5%)
$200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany) ‡	(BB-, B1)	12/01/17	8.125	$243,755
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B+, B1)	08/15/16	9.125	156,000
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B+, B1)	10/15/19	8.375	508,750
					908,505
Media - Diversified (0.4%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada) §	(B, B2)	03/15/16	7.750	763,375
Metals & Mining - Excluding Steel (0.4%)
550	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BBB, Baa3)	05/15/19	10.750	674,930
Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50) (France)	(BB-, Ba3)	05/15/15	7.500	454,812
Packaging (0.1%)
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands) ‡	(B-, B3)	09/15/14	9.250	220,788
Pharmaceuticals (0.3%)
500	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada) ‡	(B+, B1)	04/15/17	8.625	498,750
Support-Services (0.2%)
375	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada) ‡§	(B, B3)	03/15/17	9.750	382,500
Telecom - Integrated/Services (0.8%)
974	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	998,350
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg) ø#‡	(NR, NR)	01/15/15	6.034	8,750
375	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	382,969
					1,390,069
Telecom - Wireless (0.4%)
600	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88) (Luxembourg) ‡	(B+, B2)	07/15/17	11.750	692,646
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ø‡	(NR, NR)	11/15/12	9.875	29,398
Transportation - Excluding Air/Rail (1.4%)
1,125	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,085,625
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	965,250
450	Teekay Corp., Global Senior Unsecured Notes (Canada) §	(BB, B1)	01/15/20	8.500	450,000
					2,500,875
TOTAL FOREIGN CORPORATE BONDS (Cost $15,742,554)					14,801,809

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (0.9%)
Gaming (0.3%)
$481	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	$470,091
Pharmaceuticals (0.2%)
342	Nycomed Holdings Aps	(NR, NR)	12/29/13	2.420	316,182
Telecommunications Equipment (0.4%)
916	AVAYA, Inc.	(NR, NR)	10/24/14	3.260	782,461
TOTAL BANK LOANS (Cost $1,265,936)					1,568,734
Number of Shares
COMMON STOCKS (1.0%)
Automobile Parts & Equipment (0.0%)
1,219	Safelite Realty Corp. *^				0
Banks (0.2%)
12,186	CIT Group, Inc. *				412,618
Building Materials (0.0%)
328	Nortek, Inc. *				13,776
Chemicals (0.0%)
4,893	Huntsman Corp.				42,422
Forestry & Paper (0.4%)
31,073	Smurfit-Stone Container Corp. *				769,057
Gaming (0.0%)
1,500	Progressive Gaming International Corp. *				6
Leisure (0.3%)
13,703	Six Flags Entertainment Corp. *§				460,832
Media - Cable (0.0%)
7,500	Adelphia (Escrow Holding) *^				0
750,000	Adelphia Recovery Trust *^				0
					0
Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A *‡				58,373
888	SuperMedia, Inc. *§				16,241
					74,614
TOTAL COMMON STOCKS (Cost $3,873,466)					1,773,325
PREFERRED STOCKS (0.1%)
Banks (0.1%)
297	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) ‡				231,030

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2010 (unaudited)

Number of Shares				Value
PREFERRED STOCKS
Media - Broadcast (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A *‡			$1
TOTAL PREFERRED STOCKS (Cost $61,340)				231,031
WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14 *^			864
Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 *‡			1
Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17 *^			0
TOTAL WARRANTS (Cost $864)				865
SHORT-TERM INVESTMENTS (28.0%)
45,779,107	State Street Navigator Prime Portfolio §§			45,779,107
Par (000)		Maturity	Rate%
$3,496	State Street Bank and Trust Co. Euro Time Deposit	07/01/10	0.010	3,496,000
TOTAL SHORT-TERM INVESTMENTS (Cost $49,275,107)				49,275,107
TOTAL INVESTMENTS AT VALUE (124.4%) (Cost $225,713,191)				219,364,651
LIABILITIES IN EXCESS OF OTHER ASSETS (-24.4%)				(42,988,286)
NET ASSETS (100.0%)				$176,376,365

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note
NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $57,391,400 or 32.5% of net assets.

+  Step Bond - The interest rate is as of June 30, 2010 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations - The interest rate is the rate as of June 30, 2010.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $45,779,107 (Cost $225,713,191) (Note 2)	$219,364,651 [1]
Cash	72,766
Foreign currency at value (cost $634,035)	637,102
Interest receivable	3,574,014
Receivable for investments sold	525,984
Unrealized appreciation on forward currency contracts (Note 2)	357,183
Prepaid expenses and other assets	14,408
Total Assets	224,546,108
Liabilities
Advisory fee payable (Note 3)	217,921
Administrative services fee payable (Note 3)	21,899
Payable upon return of securities loaned (Note 2)	45,779,107
Payable for investments purchased	2,071,124
Directors' fee payable	43,595
Other accrued expenses payable	36,097
Total Liabilities	48,169,743
Net Assets
Applicable to 49,962,646 shares outstanding	$176,376,365
Net Assets
Capital stock, $.001 par value (Note 6)	49,963
Paid-in capital (Note 6)	325,736,064
Accumulated net investment loss	(847,337)
Accumulated net realized loss on investments and foreign currency transactions	(142,572,019)
Net unrealized depreciation from investments and foreign currency translations	(5,990,306)
Net Assets	$176,376,365
Net Asset Value Per Share ($176,376,365 / 49,962,646)	$3.53
Market Price Per Share	$3.48

1  Including $44,734,470 of securities on loan

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$8,457,824
Dividends	10,036
Securities lending	52,724
Total investment income	8,520,584
Expenses
Investment advisory fees (Note 3)	427,278
Administrative services fees (Note 3)	68,176
Directors' fees	50,272
Printing fees (Note 3)	35,128
Transfer agent fees	26,041
Audit and tax fees	24,165
Legal fees	13,605
Insurance expense	10,628
Custodian fees	9,731
Commitment fees (Note 4)	1,960
Miscellaneous expense	3,937
Total expenses	670,921
Net investment income	7,849,663
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,307,299
Net realized gain from foreign currency transactions	321,178
Net change in unrealized appreciation (depreciation) from investments	(3,067,419)
Net change in unrealized appreciation (depreciation) from foreign currency translations	214,024
Net realized and unrealized loss from investments and foreign currency related items	(1,224,918)
Net increase in net assets resulting from operations	$6,624,745

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$7,849,663	$15,330,320
Net realized gain (loss) from investments and foreign currency transactions	1,628,477	(16,474,755)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(2,853,395)	68,849,699
Net increase in net assets resulting from operations	6,624,745	67,705,264
From Dividends and Distributions
Dividends from net investment income	(7,942,978)	(13,572,265)
Distributions from return of capital	—	(2,209,293)
Net decrease in net assets resulting from dividends and distributions	(7,942,978)	(15,781,558)
From Capital Share Transactions (Note 6)
Issuance of 11,114 shares and 12,805 shares through the directors compensation plan (Note 3)	40,270	42,888
Net increase in net assets from capital share transactions	40,270	42,888
Net increase (decrease) in net assets	(1,277,963)	51,966,594
Net Assets
Beginning of period	177,654,328	125,687,734
End of period	$176,376,365	$177,654,328
Accumulated net investment loss	$(847,337)	$(919,133)

See Accompanying Notes to Financial Statements.

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Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

For the Six Months Ended 6/30/10
Per share operating performance	(unaudited)
Net asset value, beginning of period	$3.56
INVESTMENT OPERATIONS
Net investment income	0.16
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	(0.03)
Total from investment activities	0.13
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Distributions from return of capital	—
Total dividends and distributions	(0.16)
Net asset value, end of period	$3.53
Per share market value, end of period	$3.48
TOTAL INVESTMENT RETURN [4]
Net asset value	3.79%
Market value	8.41%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$176,376
Ratio of expenses to average net assets	0.76%
Ratio of net investment income to average net assets	8.89%
Portfolio turnover rate	31.0%

1  As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of investment income to average net assets from 11.73% to 11.66%. Per share ratio and supplemental data for prior periods have not been restated to reflect this change.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

5  Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculations.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01[1]	12/31/00
Net asset value, beginning of period	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34
INVESTMENT OPERATIONS
Net investment income	0.31	0.35	0.36	0.36	0.36	0.35	0.37	0.42	0.61[2]	0.67
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	1.07	(1.46)	(0.31)	0.14	(0.28)	0.22	0.58	(0.55)	(0.85)	(1.55)
Total from investment activities	1.38	(1.11)	0.05	0.50	0.08	0.57	0.95	(0.13)	(0.24)	(0.88)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.43)	(0.33)	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)	(0.72)	(0.76)
Distributions from return of capital	(0.04)	—	—	—	(0.00)[3]	(0.02)	(0.02)	(0.08)	—	—
Total dividends and distributions	(0.34)	(0.43)	(0.33)	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)	(0.72)	(0.76)
Net asset value, end of period	$3.56	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70
Per share market value, end of period	$3.36	$2.30	$3.58	$4.38	$3.67	$4.45	$4.50	$3.88	$4.98	$5.56
TOTAL INVESTMENT RETURN [4]
Net asset value	58.07%	(27.78)%	1.59%	12.73%	1.74%	13.55%	24.59%	(5.26)%	(6.04)%	(12.37)%
Market value	63.46%	(25.25)%	(11.32)%	31.44%	(9.76)%	8.60%	28.11%	(10.52)%	1.15%	3.55%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$177,654	$125,688	$202,914	$216,318	$211,536	$227,374	$219,864	$195,089	$236,652	$197,817
Ratio of expenses to average net assets	0.73%	0.73%	0.78%	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%	0.78%
Ratio of net investment income to average net assets	10.14%	9.96%	8.75%	8.32%	8.20%	8.08%	8.83%	9.93%	11.66%	10.10%
Portfolio turnover rate	54.0%	32.1%	49.7%	58.0%	61.5%	57.8%	77.8%	61.1%	50.1%[5]	39.1%

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,737,031	$—	$1,737,031
Auto Loans	—	3,577,542	—	3,577,542
Auto Parts & Equipment	—	3,928,452	—	3,928,452
Banks	—	5,498,332	—	5,498,332
Beverages	—	772,969	—	772,969
Building & Construction	—	1,099,780	—	1,099,780
Building Materials	—	3,719,067	—	3,719,067
Chemicals	—	3,505,141	—	3,505,141
Computer Hardware	—	955,000	—	955,000
Consumer Products	—	1,777,500	—	1,777,500
Consumer/Commercial/Lease Financing	—	1,656,750	—	1,656,750
Department Stores	—	511,250	—	511,250
Diversified Capital Goods	—	5,211,687	—	5,211,687
Electric - Generation	—	7,215,486	—	7,215,486
Electric - Integrated	—	1,793,375	—	1,793,375
Electronics	—	1,391,000	—	1,391,000
Energy - Exploration & Production	—	6,210,254	—	6,210,254
Environmental	—	1,003,625	—	1,003,625
Food & Drug Retailers	—	1,338,750	—	1,338,750
Food - Wholesale	—	1,841,875	—	1,841,875
Forestry & Paper	—	3,101,145	—	3,101,145
Gaming	—	8,763,292	—	8,763,292
Gas Distribution	—	4,381,712	—	4,381,712
Health Facilities	—	9,753,393	—	9,753,393
Health Services	—	3,247,062	—	3,247,062
Hotels	—	955,625	—	955,625
Household & Leisure Products	—	552,750	—	552,750
Machinery	—	1,931,000	—	1,931,000
Media - Broadcast	—	3,494,764	—	3,494,764
Media - Cable	—	9,269,207	—	9,269,207
Media - Diversified	—	1,759,500	—	1,759,500
Media - Services	—	1,407,688	—	1,407,688
Metals & Mining - Excluding Steel	—	2,611,607	—	2,611,607
Oil Field Equipment & Services	—	5,797,625	—	5,797,625
Oil Refining & Marketing	—	2,759,688	—	2,759,688
Packaging	—	3,206,138	—	3,206,138
Pharmaceuticals	—	1,545,029	—	1,545,029
Printing & Publishing	—	2,622,125	—	2,622,125
Railroads	—	517,500	—	517,500
Real Estate Development & Management	—	896,875	—	896,875
Restaurants	—	478,563	—	478,563
Software/Services	—	3,882,156	—	3,882,156
Specialty Retail	—	2,604,250	—	2,604,250
Steel Producers/Products	—	1,945,438	—	1,945,438
Support-Services	—	5,156,125	—	5,156,125
Telecom - Integrated/Services	—	6,895,469	—	6,895,469

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

	Level 1	Level 2	Level 3	Total
Telecom - Wireless	$—	$5,075,187	$—	$5,075,187
Telecommunications Equipment	—	636,188	—	636,188
Theaters & Entertainment	—	1,721,813	—	1,721,813
Foreign Corporate Bonds
Aerospace & Defense	—	807,937	—	807,937
Chemicals	—	2,535,250	—	2,535,250
Electronics	—	69,188	—	69,188
Energy - Exploration & Production	—	481,250	—	481,250
Forestry & Paper	—	1,570,700	—	1,570,700
Gaming	—	820,836	—	820,836
Media - Cable	—	908,505	—	908,505
Media - Diversified	—	763,375	—	763,375
Metals & Mining - Excluding Steel	—	674,930	—	674,930
Oil Field Equipment & Services	—	454,812	—	454,812
Packaging	—	220,788	—	220,788
Pharmaceuticals	—	498,750	—	498,750
Support-Services	—	382,500	—	382,500
Telecom - Integrated/Services	—	1,390,069	—	1,390,069
Telecom - Wireless	—	692,646	—	692,646
Textiles & Apparel	—	29,398	—	29,398
Transportation - Excluding Air/Rail	—	2,500,875	—	2,500,875
Bank Loans
Gaming	—	470,091	—	470,091
Pharmaceuticals	—	316,182	—	316,182
Telecommunications Equipment	—	782,461	—	782,461
Common Stocks
Automobile Parts & Equipment	—	—	—	—
Banks	412,618	—	—	412,618
Building Materials	13,776	—	—	13,776
Chemicals	42,422	—	—	42,422
Forestry & Paper	769,057	—	—	769,057
Gaming	6	—	—	6
Leisure	460,832	—	—	460,832
Media - Cable	—	—	—	—
Printing & Publishing	74,614	—	—	74,614
Preferred Stocks
Banks	231,030	—	—	231,030
Media - Broadcast	—	1	—	1
Warrants
Building Materials	—	—	864	864
Media - Broadcast	—	1	—	1
Printing & Publishing	—	—	—	—
Short-Term Investments	45,779,107	3,496,000	—	49,275,107
Other Financial Instruments*
Forward Foreign Currency Contracts	—	357,183	—	357,183
	$47,783,462	$171,937,508	$864	$219,721,834

*  Other financial instruments include futures, forwards and swap contracts.

As of June 30, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of June 30, 2010

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets – Unrealized Appreciation	$357,183*	Liabilities – Unrealized Depreciation	$0

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$344,861
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$211,317

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrued basis. The Fund amortizes premiums and accretes discounts using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward,

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2010, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	3,570,189	EUR	2,625,000	07/15/10	$(3,570,189)	$(3,215,572)	$354,617
USD	96,819	GBP	63,000	07/15/10	(96,819)	(94,253)	2,566
Total							$357,183

Currency Abbreviations:

EUR — Euro Currency

GBP — British Pound

USD — United States Dollar

J) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At June 30, 2010, and during the six months ended June 30, 2010, the Fund had no outstanding credit default swap contracts.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $85,684, of which $19,769 was rebated to borrowers (brokers). The Fund retained $52,724 in income from the cash collateral investment, and SSB, as lending agent, was paid $13,191. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2010, investment advisory fees earned were $427,278.

SSB serves as accounting and administrative agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, administrative services fees earned by SSB (including out-of-pocket expenses) were $68,176.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares. Since 2008, the Independent Directors have been able to elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended June 30, 2010, 11,114 shares were issued through the directors compensation plan. Directors as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $22,304 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, and during the six months ended June 30, 2010, the Fund had no borrowings under the Credit Facility.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2010 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) were $53,288,201 and $55,227,823, respectively.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $225,713,191, $8,608,434, $(14,956,974) and $(6,348,540), respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Shares issued through the directors compensation plan	11,114	12,805
Net increase	11,114	12,805

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective June 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 25, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 19, 2010, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund:

Name of Director	For	Witheld
Enrique R. Arzac	36,384,743	10,990
Terry Fires Bovarnick	36,363,358	10,990

In addition to the directors elected at the meeting, James Cattano, Lawrence J. Fox and Steven Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)
Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse High Income Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Blend II Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse Asset Management Income Fund, Inc.
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

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This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

  CIK-SAR-0610

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 15, 2010.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2010